COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Aircraft	Jun. 30, 2020 USD ($) Aircraft	Dec. 31, 2016 USD ($) Aircraft	Aug. 31, 2019 Aircraft	Feb. 28, 2018 Aircraft
Commitments and Contingencies [Abstract]
Number of aircraft with guaranteed residual value			3
Term of lease	12 years	12 years
Residual value guarantee fees received | $			$ 6.6
Amortization period for residual value guarantee fees		12 years
Notice period for lessor to exercise rights to residual value guarantee		11 months
Residual value guarantee fees recognized as income | $	$ 0.1	$ 0.3
Portfolio B [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired on operating leases					21
Number of aircraft to be delivered in 2020 and 2021 after exercise of options				8
Number of aircraft to be delivered in 2020	0	0
Portfolio C [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be delivered in 2020	0	0
Portfolio C [Member] | A320neo [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2019 and 2025					20
Number of aircraft to be acquired under options, not subject to lease, to be delivered between 2021 and 2025				9